CTIVP® – Victory Sycamore Established Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 9.3%
Automobile Components 1.8%
Aptiv PLC(a)	51,600	3,070,200
BorgWarner, Inc.	174,400	4,996,560
Total		8,066,760
Broadline Retail 1.2%
eBay, Inc.	80,900	5,479,357
Hotels, Restaurants & Leisure 2.6%
Expedia Group, Inc.	49,100	8,253,710
Hilton Worldwide Holdings, Inc.	13,500	3,071,925
Total		11,325,635
Specialty Retail 1.9%
Bath & Body Works, Inc.	111,900	3,392,808
Ross Stores, Inc.	37,200	4,753,788
Total		8,146,596
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	16,200	3,575,988
Skechers U.S.A., Inc., Class A(a)	73,000	4,144,940
Total		7,720,928
Total Consumer Discretionary		40,739,276
Consumer Staples 6.9%
Beverages 0.8%
Primo Brands Corp., Class A	95,700	3,396,393
Consumer Staples Distribution & Retail 6.1%
BJ’s Wholesale Club Holdings, Inc.(a)	39,200	4,472,720
Maplebear, Inc.(a)	133,000	5,305,370
Performance Food Group, Inc.(a)	88,300	6,943,029
U.S. Foods Holding Corp.(a)	155,500	10,179,030
Total		26,900,149
Total Consumer Staples		30,296,542
Energy 6.1%
Energy Equipment & Services 1.8%
Baker Hughes Co.	180,000	7,911,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.3%
Chord Energy Corp.	52,900	5,962,888
Coterra Energy, Inc.	269,400	7,785,660
Devon Energy Corp.	129,500	4,843,300
Total		18,591,848
Total Energy		26,502,848
Financials 14.5%
Banks 3.3%
Huntington Bancshares, Inc.	401,800	6,031,018
Prosperity Bancshares, Inc.	57,200	4,082,364
Truist Financial Corp.	107,900	4,440,085
Total		14,553,467
Capital Markets 1.0%
Raymond James Financial, Inc.	30,300	4,208,973
Insurance 10.2%
American Financial Group, Inc.	38,000	4,990,920
Fidelity National Financial, Inc.	132,000	8,590,560
Hartford Insurance Group, Inc. (The)	77,800	9,626,194
Old Republic International Corp.	176,900	6,938,018
Principal Financial Group, Inc.	64,300	5,424,991
Willis Towers Watson PLC	26,200	8,854,290
Total		44,424,973
Total Financials		63,187,413
Health Care 5.9%
Health Care Equipment & Supplies 3.3%
Cooper Cos, Inc. (The)(a)	82,200	6,933,570
Hologic, Inc.(a)	118,700	7,332,099
Total		14,265,669
Health Care Providers & Services 2.1%
Quest Diagnostics, Inc.	54,800	9,272,160
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	19,300	2,257,714
Total Health Care		25,795,543
Industrials 17.4%
Aerospace & Defense 1.3%
Textron, Inc.	77,300	5,584,925

CTIVP® – Victory Sycamore Established Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%
Carrier Global Corp.	78,400	4,970,560
Commercial Services & Supplies 0.8%
Republic Services, Inc.	14,300	3,462,888
Electrical Equipment 1.5%
Hubbell, Inc.	6,400	2,117,824
Regal Rexnord Corp.	40,400	4,599,540
Total		6,717,364
Ground Transportation 3.7%
JB Hunt Transport Services, Inc.	36,600	5,414,970
Knight-Swift Transportation Holdings, Inc.	143,700	6,249,513
Landstar System, Inc.	29,800	4,475,960
Total		16,140,443
Machinery 4.8%
AGCO Corp.	59,500	5,507,915
Lincoln Electric Holdings, Inc.	24,200	4,577,672
Middleby Corp. (The)(a)	40,500	6,155,190
Xylem, Inc.	41,100	4,909,806
Total		21,150,583
Professional Services 4.2%
FTI Consulting, Inc.(a)	28,400	4,659,872
Genpact Ltd.	174,800	8,806,424
TransUnion	56,800	4,713,832
Total		18,180,128
Total Industrials		76,206,891
Information Technology 9.0%
Electronic Equipment, Instruments & Components 4.1%
Flex Ltd.(a)	32,100	1,061,868
Keysight Technologies, Inc.(a)	34,800	5,211,996
Trimble Navigation Ltd.(a)	92,500	6,072,625
Zebra Technologies Corp., Class A(a)	19,400	5,481,664
Total		17,828,153
IT Services 2.0%
Akamai Technologies, Inc.(a)	64,300	5,176,150
Globant SA(a)	31,400	3,696,408
Total		8,872,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.7%
MKS Instruments, Inc.	57,500	4,608,625
ON Semiconductor Corp.(a)	70,000	2,848,300
Total		7,456,925
Software 1.2%
Check Point Software Technologies Ltd.(a)	23,200	5,287,744
Total Information Technology		39,445,380
Materials 14.5%
Chemicals 5.6%
Axalta Coating Systems Ltd.(a)	186,100	6,172,937
CF Industries Holdings, Inc.	69,600	5,439,240
RPM International, Inc.	50,400	5,830,272
Westlake Corp.	71,100	7,112,133
Total		24,554,582
Containers & Packaging 6.4%
AptarGroup, Inc.	40,500	6,009,390
Avery Dennison Corp.	26,500	4,716,205
Crown Holdings, Inc.	95,500	8,524,330
Graphic Packaging Holding Co.	154,100	4,000,436
Packaging Corp. of America	22,900	4,534,658
Total		27,785,019
Metals & Mining 2.5%
Franco-Nevada Corp.	47,100	7,421,076
Steel Dynamics, Inc.	29,800	3,727,384
Total		11,148,460
Total Materials		63,488,061
Real Estate 8.3%
Residential REITs 3.1%
Camden Property Trust	66,200	8,096,260
Equity LifeStyle Properties, Inc.	84,900	5,662,830
Total		13,759,090
Retail REITs 1.8%
NNN REIT, Inc.	184,900	7,885,985
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 3.4%
Lamar Advertising Co., Class A	60,400	6,872,312
SBA Communications Corp.	35,300	7,766,353
Total		14,638,665
Total Real Estate		36,283,740
Utilities 5.6%
Electric Utilities 3.7%
Alliant Energy Corp.	184,100	11,846,835
Xcel Energy, Inc.	59,600	4,219,084
Total		16,065,919
Water Utilities 1.9%
American Water Works Co., Inc.	56,200	8,290,624
Total Utilities		24,356,543
Total Common Stocks (Cost $388,530,863)		426,302,237

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	10,852,563	10,850,392
Total Money Market Funds (Cost $10,850,315)		10,850,392
Total Investments in Securities (Cost: $399,381,178)		437,152,629
Other Assets & Liabilities, Net		89,135
Net Assets		437,241,764
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	14,713,275	21,982,754	(25,845,714)	77	10,850,392	463	132,348	10,852,563
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Victory Sycamore Established Value Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7038_12_D01_(05/25)